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                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                         TOP SERIES VARIABLE ANNUITIES

SUPPLEMENT DATED NOVEMBER 9, 2005 TO THE PROSPECTUS DATED MAY 1, 2005

The following Funds have been added to the "Available Funds" section of the prospectus:

OHIO NATIONAL FUND, INC.

       U.S. Equity Portfolio                                  (ICON Advisers, Inc.)
       Balanced Portfolio                                     (ICON Advisers, Inc.)
       Covered Call Portfolio                                 (ICON Advisers, Inc.)
       Target VIP Portfolio                                   (First Trust Advisors, L.P.)
       Target Equity/Income Portfolio                         (First Trust Advisors, L.P.)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)

       Franklin Income Securities Fund                        Franklin Advisers, Inc.
       Franklin Flex Cap Growth Securities Fund               Franklin Advisers, Inc.
       Templeton Foreign Securities Fund                      Templeton Investment Counsel, LLC

LAZARD RETIREMENT SERIES, INC.

       Lazard Retirement International Equity Portfolio       Lazard Asset Management LLC
       Lazard Retirement Equity Portfolio                     Lazard Asset Management LLC

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

       All Cap Fund                                           Salomon Brothers Asset Management Inc.
       Total Return Fund                                      Salomon Brothers Asset Management Inc.
       Investors Fund (a value and growth fund)               Salomon Brothers Asset Management Inc.

In addition, the sub-adviser for the Ohio National Fund Small Cap Growth Portfolio is now Janus Capital Management, LLC.